Financial Income and Expenses	12 Months Ended
Dec. 31, 2017
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Financial Income and Expenses

Note 27: Financial Income and Expenses

In 2017, a significant unrealized loss on exchange differences was recognized following the appreciation of the EUR against USD

(€’000)	For the year ended December 31,
	2017	2016	2015
Interest finance leases	18	19	10
Interest on overdrafts and other finance costs	36	37	90
Interest on RCAs	90	53	—
Exchange Differences	4,309	98	135

Finance expenses	4,453	207	236

Interest income bank account	927	1,413	352
Exchange Differences and others	6	791	190

Finance income	934	2,204	542